INCOME TAXES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
U.S. federal and state net operating loss	$ 0	$ 162,132
Limitation on annual taxable income	80.00%
Valuation allowance	$ 833,875	118,531
Unrecognized tax benefits	0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0